UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   One Market Plaza, Steuart Tower, Suite 1200
           San Francisco, CA  94105


Form 13F File Number: 28-6636


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco, CA                  2/3/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              73

Form 13F Information Table Value Total:  $    1,683,194
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Abovenet, Inc.                 COM            00374N107    18606   286205 SH       DEFINED              1085  248355  36765
Adobe Systems                  COM            00724F101     1367    48370 SH       DEFINED               370   48000      0
Air Lease Corp                 COM            00912X302     3160   133275 SH       DEFINED             12700  120575      0
Alpha Natural Resources Inc.   COM            02076X102     8393   410820 SH       DEFINED              8155  359875  42790
American Reprographics Co.     COM            029263100     7807  1700811 SH       DEFINED              7000 1494411 199400
Ametek Inc.                    COM            031100100     7812   185552 SH       DEFINED             18378  167174      0
Amphenol Corp. Cl A            COM            032095101    17022   375006 SH       DEFINED             25542  349464      0
Anheuser Busch Inbev Spn ADR   COM            03524A108     2089    34259 SH       DEFINED               257   34002      0
Ann Inc.                       COM            035623107    37616  1518008 SH       DEFINED             28098 1328885 161025
Ascena Retail Group Inc.       COM            04351G101    42345  1424809 SH       DEFINED              5600 1238459 180750
Atlas Air Worldwide Holdings,  COM            049164205    40220  1046587 SH       DEFINED             23638  925039  97910
Brookfield Asset Management -  COM            112585104     9932   361418 SH       DEFINED             22431  338987      0
CR Bard Inc.                   COM            067383109     4564    53385 SH       DEFINED              5288   48097      0
Cabot Corp.                    COM            127055101    36273  1128584 SH       DEFINED             19201  983858 125525
Cabot Microelectronics         COM            12709P103    45734   967916 SH       DEFINED             16029  855690  96197
Cambrex Corp.                  COM            132011107     1857   258617 SH       DEFINED              1100  222147  35370
CapLease, Inc.                 COM            140288101     8555  2117469 SH       DEFINED              9200 1859069 249200
Clean Harbors Inc.             COM            184496107   102948  1615383 SH       DEFINED             35389 1435904 144090
Cognex Corp                    COM            192422103    18251   509959 SH       DEFINED              2075  443934  63950
Copart Inc.                    COM            217204106    65158  1360577 SH       DEFINED             22872 1201035 136670
Corn Products Intl, Inc.       COM            219023108    57822  1099482 SH       DEFINED             17875  957367 124240
Covanta Holding Corp           COM            22282E102    35734  2610255 SH       DEFINED             61617 2286013 262625
Curtiss-Wright Corp            COM            231561101    43184  1222305 SH       DEFINED             25129 1140976  56200
DSW Inc - Class A              COM            23334L102     7118   160997 SH       DEFINED               570  138367  22060
Devon Energy Corp.             COM            25179M103     1341    21628 SH       DEFINED               163   21465      0
Drew Industries                COM            26168L205    10148   413711 SH       DEFINED              1675  360976  51060
Dun & Bradstreet               COM            26483E100    11428   152721 SH       DEFINED              9888  142833      0
Entegris Inc.                  COM            29362U104    22255  2550710 SH       DEFINED             11400 2226560 312750
Esterline Technologies Corp    COM            297425100    35364   631844 SH       DEFINED              2764  592385  36695
FTI Consulting                 COM            302941109    51731  1219502 SH       DEFINED             20522 1074205 124775
Graco Inc.                     COM            384109104    34459   842722 SH       DEFINED             14979  732237  95506
Haemonetics Corp.              COM            405024100    37676   615415 SH       DEFINED             12435  544295  58685
Heico Corp - Class A           COM            422806208    36811   935487 SH       DEFINED              3749  815004 116734
Henry Schein, Inc.             COM            806407102    10995   170655 SH       DEFINED             13351  157304      0
IDEX Corp.                     COM            45167R104    50628  1364270 SH       DEFINED             25877 1195608 142785
Intrepid Potash Inc.           COM            46121Y102    21511   950532 SH       DEFINED              3700  830507 116325
Iron Mountain Inc.             COM            462846106    14075   456972 SH       DEFINED             29748  427224      0
Kaman Corp                     COM            483548103    18514   677655 SH       DEFINED              2900  632455  42300
Kar Auction Services Inc.      COM            48238T109    31387  2324949 SH       DEFINED              9050 2016880 299019
Kaydon Corp                    COM            486587108    11852   388599 SH       DEFINED              1550  335649  51400
Kennametal Inc.                COM            489170100    30506   835323 SH       DEFINED             13473  727562  94288
Laboratory Corporation of Amer COM            50540R409     6713    78089 SH       DEFINED              6445   71644      0
Linear Technology Corp.        COM            535678106    10367   345234 SH       DEFINED             22273  322961      0
Lowe's Cos Inc.                COM            548661107     1861    73337 SH       DEFINED               547   72790      0
Markel Corp.                   COM            570535104     9911    23902 SH       DEFINED              2020   21882      0
MasterCard, Inc. CL-A          COM            57636Q104     2180     5846 SH       DEFINED                46    5800      0
Mid-America Apartment Communit COM            59522J103    20056   320642 SH       DEFINED              1325  277287  42030
Nabors Industries Ltd          COM            G6359F103     4405   254030 SH       DEFINED             21666  232364      0
O'Reilly Automotive Inc.       COM            67103H107    14040   175616 SH       DEFINED             13725  161891      0
Orthofix International NV      COM            N6748L102    27698   786205 SH       DEFINED              3115  688040  95050
Pall Corporation               COM            696429307    15006   262578 SH       DEFINED             18947  243631      0
Patterson-UTI Energy Inc.      COM            703481101    18391   920449 SH       DEFINED             17821  809223  93405
Petroleum Development Corp     COM            716578109     7668   218400 SH       DEFINED               850  189975  27575
Power Integrations Inc.        COM            739276103    29434   887633 SH       DEFINED              3450  772525 111658
Precision Castparts Corp       COM            740189105     8063    48930 SH       DEFINED              3264   45666      0
RBC Bearings Inc.              COM            75524B104    37771   905789 SH       DEFINED              3525  787369 114895
Ritchie Brothers Auctioneers   COM            767744105    14060   636780 SH       DEFINED              2570  550410  83800
Rockwell Collins Inc.          COM            774341101     9549   172450 SH       DEFINED             13209  159241      0
SandRidge Energy Inc.          COM            80007P307    14251  1746455 SH       DEFINED             39400 1544869 162186
Semtech Corp.                  COM            816850101    34175  1376921 SH       DEFINED              5125 1198196 173600


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Simpson Manufacturing          COM            829073105    67551  2006853 SH       DEFINED             38634 1780744 187475
TD Ameritrade Holding Corp.    COM            87236Y108     7148   456728 SH       DEFINED             28098  428630      0
Techne Corp                    COM            878377100     9954   145820 SH       DEFINED             10359  135461      0
Teledyne Inc.                  COM            879360105    25874   471715 SH       DEFINED              2100  439990  29625
Teva Pharmaceutical Industries COM            881624209     1345    33318 SH       DEFINED               253   33065      0
Thor Industries, Inc.          COM            885160101    34530  1258832 SH       DEFINED             17375 1098507 142950
UGI Corp.                      COM            902681105    39325  1337585 SH       DEFINED             23239 1167221 147125
United Stationers, Inc.        COM            913004107    21786   669096 SH       DEFINED             15368  587906  65822
Visa Inc-Class A Shares        COM            92826C839     2226    21928 SH       DEFINED               163   21765      0
Warnaco Group                  COM            934390402    28341   566362 SH       DEFINED              2340  492283  71739
Waste Connections Inc.         COM            941053100    61568  1857814 SH       DEFINED             34135 1639455 184224
West Pharmaceutical Services I COM            955306105     8015   211191 SH       DEFINED               964  180312  29915
Woodward Inc.                  COM            980745103    35684   871825 SH       DEFINED              9831  761199 100795


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